Supplemental Cash Flow Information - Schedule of Cash, Cash Equivalents, and Restricted Cash - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents [Line Items]
Cash, cash equivalents, and restricted cash	$ 103,146	$ 96,790	$ 60,507	$ 75,710
Cash and cash equivalents	97,232	88,824	54,917	71,439
Restricted Cash - Current (note 16)	2,779	3,071	2,153	1,599
Restricted Cash - long-term (note 16)	3,135	3,437	3,437	2,672
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	835	23,725
Cash and Cash Equivalents [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	0	1,121	0	0
Restricted Cash [Member]
Cash and Cash Equivalents [Line Items]
Restricted Cash - Current (note 16)	$ 0	$ 337	$ 0	$ 0